Debt and other liabilities (Details Narrative)							4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 02, 2024 USD ($) Days $ / shares	May 25, 2023	May 23, 2023 USD ($)	Nov. 21, 2022 USD ($) shares	Dec. 17, 2021 USD ($) shares	Jun. 30, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Sep. 06, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 16, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 02, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Oct. 07, 2021 USD ($)
Debt Instrument [Line Items]
Short term convertible debt										$ 132,269	$ 132,269			$ 0
Common stock shares issuable upon demerger for every share in the previous company			6.13	6.1
Short-term debt from related parties										6,225,815	6,225,815			860,778
Short term debt to related party										132,269	132,269									$ 697,067
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument borrowing fee expensed	$ 100,000
Debt instrument, face amount	400,000
Steve Perry [Member]
Debt Instrument [Line Items]
Interest payable current on short term debt current to related party										7,269	7,269			11,943
Short term convertible debt payable to related party principal amount										125,000	125,000			125,000
Short term convertible debt										132,269	132,269			132,269
Jaymax [Member]
Debt Instrument [Line Items]
Business combination shares issuable value based on milestone achievement																						$ 1,400,000
PIPE [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares						41,000,000
Igor Lychagov [Member]
Debt Instrument [Line Items]
Short term debt to related party										5,587,343	5,587,343
DBLP Sea Cow Ltd [Member]
Debt Instrument [Line Items]
Reimbursement payables for expense incurred current										191,405	191,405			413,711						0
Short term debt to related party										$ 447,067	447,067			$ 447,067
Repayment of related party debt											$ 250,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements Additional Amount Committed By Investors [Member]
Debt Instrument [Line Items]
Debt instrument additional commitement others				$ 1,500,000
Consideration paid received percentage of market capitalization minimum				20.00%
Related party convertible debt holding minimum for restriction on extraordinary transactions				$ 20,000,000
Debt instrument face value of notes issuable upon demerger				8,500,000
Debt instrument additional loan amount to be borrowed				2,750,000
Debt instrument additional face amount amount from related party				125,000
Debt instrument additional face amount previously received				1,250,000
Debt instrument converted into principal and amount of interest foregone				4,041,989
Debt instrument amount of interest foregone				1,040,989
Debt instrument accrued interest converted into principal				3,000,000
Debt instrument face value additional amount				$ 15,625,000
Debt instrument unamortized discount					$ 2,100,000
Class of warrants or rights issued during the period new issues shares | shares					850,000
Long term debt bearing fixed interest rate percentage				7.50%
Debt instrument conversion price percentage				70.00%
Short term debt bearing fixed interest rate percentage				7.50%															7.50%
Debt instrument, face amount					$ 4,000,000															$ 2,100,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Debt instrument principal and interest converted into equity discount percentage																30.00%					20.00%
Long term debt bearing fixed interest rate percentage																					20.00%
Proceeds from secured debt						$ 20,000,000
Debt instrument, face amount						$ 20,000,000
Long-Term Debt [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt maturity date								Jul. 31, 2023	Jul. 31, 2023		Jul. 31, 2023	Jul. 31, 2023
Convertible Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage		10.00%
Debt instrument, face amount		$ 2,500,000
Proceeds from issuance of unsecured debt		$ 2,000,000
Debt instrument discount as a percentage of face value		20.00%
Short term debt default interest rate percentage		18.00%
Loan conversion price | $ / shares		$ 10
Debt instrument convertible threshold percentage of stock price trigger		90.00%
Debt Instrument consecutive trading days | Days		10
Debt instrument conversion price per share floor price | $ / shares		$ 2
Other Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage		10.00%
Debt instrument, face amount		$ 2,877,319
Debt instrument discount as a percentage of face value		20.00%
Short term debt default interest rate percentage		18.00%
Loan conversion price | $ / shares		$ 10
Debt instrument convertible threshold percentage of stock price trigger		90.00%
Debt Instrument consecutive trading days | Days		10
Debt instrument conversion price per share floor price | $ / shares		$ 2
Unsecured Convertible Debt One [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion as a percentage of share price							0.50%			0.50%
Debt instrument borrowing fee expensed								$ 660,000			$ 660,000
Debt instrument, face amount																	$ 2,000,000
Unsecured Convertible Debt Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion as a percentage of share price							0.50%			0.50%
Debt instrument borrowing fee expensed | €									€ 660,000			€ 660,000
Debt instrument, face amount | €																		€ 2,000,000
Unsecured Convertible Debt One And Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage															70.00%
Debt instrument outstanding including borrowing fees															$ 8,000,000
Debt instrument face value and borrowing fee										$ 5,587,343	$ 5,587,343
Subsequent Event [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument borrowing fee expensed	100,000
Debt instrument, face amount	$ 400,000
Subsequent Event [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage		10.00%
Debt instrument, face amount		$ 2,500,000
Proceeds from issuance of unsecured debt		$ 2,000,000
Debt instrument discount as a percentage of face value		20.00%
Short term debt default interest rate percentage		18.00%
Loan conversion price | $ / shares		$ 10
Debt instrument convertible threshold percentage of stock price trigger		90.00%
Debt Instrument consecutive trading days | Days		10
Debt instrument conversion price per share floor price | $ / shares		$ 2
Subsequent Event [Member] | Yorkville [Member] | Second A&R YA Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 7,500,000
Subsequent Event [Member] | Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													2,500,000
Subsequent Event [Member] | Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													2,500,000
Subsequent Event [Member] | Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 2,500,000
Subsequent Event [Member] | Other Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage		10.00%
Debt instrument, face amount		$ 2,877,319
Debt instrument discount as a percentage of face value		20.00%
Short term debt default interest rate percentage		18.00%
Loan conversion price | $ / shares		$ 10
Debt instrument convertible threshold percentage of stock price trigger		90.00%
Debt Instrument consecutive trading days | Days		10
Debt instrument conversion price per share floor price | $ / shares		$ 2
Subsequent Event [Member] | Unsecured Convertible Debt One And Two [Member] | Igor Lychagov [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage															70.00%
Debt instrument outstanding including borrowing fees															$ 8,000,000
Advanced Subscription Agreement [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares							1,115,217	1,115,217	1,115,217	1,180,735	1,180,735
Initial Public Offer Or Special Purpose Acquistion Transaction If Occurred After Sixteenth Of December Two Thousand And Twenty Two And Before Sixteenth Of June Two Thousand And Twenty Three [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																					15.00%
Initial Public Offer Or Special Purpose Acquisition Transaction If Occurred Before Sixteenth Of December Two Thousand And Twenty Two [Member] | Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																					10.00%
Rezolve Taiwan Limited [Member]
Debt Instrument [Line Items]
Derivative Liability, Measurement Input																						10.8